WARRANTS - Additional Information (Detail) - Branded Online Inc dba Nogin [Member] $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 11, 2021 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 0.01	$ 0.01
Fair value adjustment on warrant liability | $		$ 509	$ (177)
Fair value of the warrant liability | $				$ 0
Debt conversion, converted instrument, warrants or options issued		33,357	33,357
Promissory Note Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 0.01
Debt conversion, converted instrument, warrants or options issued		31,024
January Twelve Two Thousand And Twenty Seven [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock		75,000	75,000
July Twenty Two Thousand And Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock		25,000	25,000
Granted in Two Thousand And Seventeen And Two Thousand And Eighteen [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock		100,000	100,000
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 0.96	$ 0.96
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants liability measurement input		0	0
Measurement Input, Discount for Lack of Marketability [Member]
Class of Warrant or Right [Line Items]
Warrants liability measurement input		0.23	0.23
Other Long Term Liability [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrant liability | $		$ 1,100	$ 561
Other Income [Member]
Class of Warrant or Right [Line Items]
Fair value adjustment on warrant liability | $		$ 509	$ 177
Note Agreement [Member]
Class of Warrant or Right [Line Items]
Number of warrants granted to purchase shares of common stock	33,357
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 0.01